Interest rate benchmark reform	6 Months Ended
Jun. 30, 2023
Disclosure Of Interest Rate Benchmark Reform [Line Items]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Note 14

Interest rate benchmark reform
During 2023, UBS AG

has largely completed the

transition of the

remaining USD London

Interbank Offered Rate
(LIBOR) contracts.

The transition

of the

largest remaining

non-derivative exposure,

the US

mortgage portfolio

of
approximately USD 9
bn as

of 31 December

2022, had

been substantially

completed as

of 30 June

2023, with

these
contracts automatically converting to

term Secured Overnight

Financing Rate (SOFR)

from their

next interest rate
reset date

following the

cessation of

the respective

USD LIBOR

rates, i.e.,

30 June 2023.

Corporate loans

in the
Investment Bank have

now either been

transitioned to

alternative rates or

are temporarily utilizing

the last available
USD LIBOR fixing to complete transition,

with a small residual amount relying on

synthetic LIBOR rates.

In August 2022, to

facilitate the transition of derivatives linked to

the USD LIBOR Swap Rate, UBS AG

adhered to
the June 2022 Benchmark

Module of the ISDA 2021

Fallbacks Protocol on the

USD LIBOR Swap Rate. The

majority
of these contracts

had transitioned as

of 30 June 2023,

with a small number

of contracts transitioned

in July 2023.
The

transition

of

USD

LIBOR-cleared

derivatives

has

been

effected

through

industry-wide

central

clearing
counterparty conversion events that occurred

primarily in April and

May 2023. As

of 30 June 2023 the

transition
of these USD LIBOR-linked derivatives has been materially

accomplished.
UBS AG

has approximately

USD
3
bn equivalent

of Japanese

yen- and

US dollar-denominated

funding from

UBS
Group AG that, per

current contractual terms,

if not called on

their respective call

dates, would reset based

directly
on JPY LIBOR and USD LIBOR. In addition, several contracts

providing funding from UBS Group AG reference rates
indirectly derived from IBORs, if they are not called

on their respective call dates. These contracts

have robust IBOR
fallback language and the confirmation of interest

rate calculation mechanics will be communicated

in advance of
any rate resets.